Retirement benefit obligations - Schedule of Change in Fair Value of Scheme Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in the fair value of scheme assets
At 1 January	£ (3,488)
At 31 December	(2,906)	£ (3,488)
Changes in the fair value of scheme assets
Changes in the fair value of scheme assets
At 1 January	(33,733)	(32,697)
Return on plan assets excluding amounts included in interest income	(3,712)	(318)
Interest income	(1,551)	(1,602)
Employer contributions	172	1,342
Benefits paid	(1,638)	(1,544)
Settlements	(1)	0
Administrative costs paid	(33)	(35)
Exchange and other adjustments	9	11
At 31 December	£ (30,063)	£ (33,733)